Equity (Details) - USD ($) $ / shares in Units, $ in Thousands					6 Months Ended	12 Months Ended
	Sep. 30, 2024	Aug. 15, 2024	Apr. 30, 2024	Mar. 25, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [Line Items]
Weighted average grant date fair values of options granted (in Dollars per share)						$ 9.02	$ 6.51	$ 7.22
Total intrinsic value of options exercised						$ 1,913	$ 851	$ 250
Total equity-based compensation expenses						2,952	$ 3,621	$ 3,835
Dividend paid					$ 16,800
Board of Directors [Member]
Equity [Line Items]
Weighted average grant date fair values of options granted (in Dollars per share)				$ 0.28
Dividend paid	$ 16,188		$ 15,635
Common share price (in Dollars per share)		$ 0.29
Restricted Stock Units (RSUs) [Member]
Equity [Line Items]
Total unrecognized compensation cost					$ 4,086	$ 4,086
Weighted-average period						1 year 6 months 3 days
2011 Plan [Member]
Equity [Line Items]
Total number of common shares available (in Shares)					8,000,000	8,000,000
Adoption plan term						10 years
2021 Plan [Member]
Equity [Line Items]
Common shares available for future grant (in Shares)					1,419,241	1,419,241